Geographic Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,133	5,695	5,177
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	14,079	13,387	13,163
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,330	4,095	3,766
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	9,842	9,138	8,854
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,803	1,600	1,411
Long-term assets excluding financial instruments, mortgages receivable and deferred tax assets	4,237	4,249	4,309